United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-21822

(Investment Company Act File Number)

Federated Managed Pool Series

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/17

Date of Reporting Period: Quarter ended 02/28/17

Item 1.	Schedule of Investments

Federated International Bond Strategy Portfolio
Portfolio of Investments
February 28, 2017 (unaudited)
Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		BONDS—49.7%
		AUSTRALIAN DOLLAR—1.4%
		Sovereign—1.4%
100,000		Australia, Government of, 2.75%, 4/21/2024	$77,801
120,000		Australia, Government of, 5.75%, 7/15/2022	108,173
		TOTAL	185,974
		BRITISH POUND—8.0%
		Sovereign—8.0%
100,000		United Kingdom, Government of, 2.75%, 9/7/2024	141,848
85,000		United Kingdom, Government of, 3.25%, 1/22/2044	138,190
140,000		United Kingdom, Government of, 4.25%, 12/7/2027	228,249
99,500		United Kingdom, Government of, 4.75%, 3/7/2020	140,706
120,000		United Kingdom, Government of, Unsecd. Note, 1.50%, 1/22/2021	155,836
140,000		United Kingdom, Government of, Unsecd. Note, 4.25%, 6/7/2032	238,863
		TOTAL	1,043,692
		CANADIAN DOLLAR—1.1%
		Sovereign—1.1%
145,000		Canada, Government of, 1.50%, 6/1/2023	110,576
30,000		Canada, Government of, 5.75%, 6/1/2029	32,243
		TOTAL	142,819
		EURO—21.7%
		Sovereign—21.7%
220,000		Belgium, Government of, 2.25%, 6/22/2023	267,667
345,000		France, Government of, 0.50%, 5/25/2025	362,693
150,000		France, Government of, 4.25%, 10/25/2023	200,530
270,000		Germany, Government of, 1.75%, 2/15/2024	327,396
130,000		Germany, Government of, Unsecd. Note, 1.00%, 8/15/2024	150,406
220,000		Germany, Government of, Unsecd. Note, 1.00%, 8/15/2025	254,054
200,000		Italy, Government of, 2.50%, 5/1/2019	222,622
300,000		Italy, Government of, Sr. Unsecd. Note, 0.65%, 10/15/2023	301,464
120,000		Italy, Government of, Unsecd. Note, 1.60%, 6/1/2026	122,422
20,000	[1,2]	Italy, Government of, Unsecd. Note, 3.25%, 9/1/2046	21,596
140,000	[1,2]	Netherlands, Government of, Unsecd. Note, 0.25%, 7/15/2025	149,239
240,000		Spain, Government of, Sr. Unsecd. Note, 1.40%, 1/31/2020	264,766
50,000	[1,2]	Spain, Government of, Sr. Unsecd. Note, 1.95%, 7/30/2030	52,197
25,000	[1,2]	Spain, Government of, Sr. Unsecd. Note, 2.75%, 10/31/2024	29,133
97,000	[1,2]	Spain, Government of, Sr. Unsub., 4.00%, 4/30/2020	115,402
		TOTAL	2,841,587
		JAPANESE YEN—15.7%
		Sovereign—15.7%
41,400,000		Japan, Government of, 1.30%, 3/20/2021	390,254
20,000,000		Japan, Government of, 1.90%, 12/20/2023	201,914
22,000,000		Japan, Government of, 2.20%, 3/20/2026	234,264
35,000,000		Japan, Government of, Sr. Unsecd. Note, 1.30%, 6/20/2035	352,539
28,000,000		Japan, Government of, Sr. Unsecd. Note, 1.70%, 9/20/2044	307,485
36,000,000		Japan, Government of, Sr. Unsecd. Note, 1.80%, 9/20/2030	386,193

Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		BONDS—continued
		JAPANESE YEN—continued
		Sovereign—continued
17,000,000		Japan, Government of, Sr. Unsecd. Note, 2.10%, 12/20/2029	$187,341
		TOTAL	2,059,990
		POLISH ZLOTY—1.5%
		Sovereign—1.5%
900,000		Poland, Government of, Unsecd. Note, 2.50%, 7/25/2026	200,558
		TOTAL	200,558
		SWEDISH KRONA—0.3%
		Sovereign—0.3%
290,000		Sweden, Government of, 1.00%, 11/12/2026	33,540
		TOTAL BONDS (IDENTIFIED COST $6,690,847)	6,508,160
		PURCHASED CALL OPTIONS—0.0%
300,000		JPMorgan USD CALL/JPY PUT OPTION, Strike Price 111.8, Expiration Date 3/7/2017 (IDENTIFIED COST $1,755 )	2,408
		REPURCHASE AGREEMENTS—3.8%
496,000		Interest in $75,000,000 joint repurchase agreement, 0.53% dated 2/28/2017 under which BNP Paribas Securities Corp. will repurchase the securities provided as collateral for $75,001,104 on 3/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency Securities with various maturities to 3/25/2047 and the market value of those underlying securities was $77,251,138.	496,000
		INVESTMENT COMPANY—44.5%
576,636	[3]	Emerging Markets Core Fund (IDENTIFIED COST $6,008,048 )	5,818,261
		TOTAL INVESTMENTS—98.0% (IDENTIFIED COST $13,196,650)[4]	12,824,829
		OTHER ASSETS AND LIABILITIES - NET—2.0%[5]	265,316
		TOTAL NET ASSETS—100%	$13,090,145
The average notional value of purchased options held by the Fund throughout the fiscal period was $6,537. This is based on amounts held as of each month-end throughout the three-month fiscal period.
At February 28, 2017, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
[6]Euro-Bund Futures, Short Futures	1	EUR 175,913	March 2017	$230
The average notional value of short futures contracts held by the Fund throughout the period was $43,978. This is based on amounts held as of each month-end throughout the three-month fiscal period.
At February 28, 2017, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased:
3/6/2017	Morgan Stanley	380,000 EUR	46,296,160 JPY	$(9,512)
5/23/2017	Bank of America	210,000 AUD	$161,704	$(998)
5/23/2017	Bank of America	$250,000	3,346,000 ZAR	$(1,286)
5/23/2017	Barclays	2,000,000 NOK	2,127,340 SEK	$2,047
5/23/2017	Barclays	$250,000	3,328,750 ZAR	$10
5/23/2017	Barclays	$370,000	41,393,750 JPY	$197
5/23/2017	BNP Paribas	2,300,000 SEK	28,669,500 JPY	$(251)
5/23/2017	Citibank	$25,000	32,969 CAD	$160

Settlement Date	Counterparty	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased: (continued)
5/23/2017	Goldman Sachs	650,000 AUD	$498,800	$(1,378)
5/23/2017	JPMorgan	125,000 EUR	2,754,230 MXN	$(2,501)
5/23/2017	JPMorgan	90,000 GBP	$113,182	$(1,280)
5/23/2017	JPMorgan	200,000 NZD	$143,720	$(27)
5/23/2017	JPMorgan	$90,000	10,046,617 JPY	$246
5/23/2017	JPMorgan	$125,000	2,584,181 MXN	$(2,086)
5/23/2017	JPMorgan	$130,000	1,153,575 SEK	$1,664
5/23/2017	JPMorgan	$370,000	481,445 CAD	$7,255
5/23/2017	Morgan Stanley	$250,000	2,194,375 SEK	$5,875
Contracts Sold:
3/6/2017	Morgan Stanley	380,000 EUR	46,112,050 JPY	$7,873
5/23/2017	Bank of America	210,000 AUD	$160,566	$(140)
5/23/2017	Bank of America	$250,000	3,291,750 ZAR	$(2,788)
5/23/2017	Barclays	320,000 AUD	$245,050	$165
5/23/2017	Barclays	300,000 AUD	319,560 NZD	$14
5/23/2017	Barclays	2,000,000 NOK	2,118,440 SEK	$(3,037)
5/23/2017	BNP Paribas	2,300,000 SEK	29,128,350 JPY	$4,350
5/23/2017	Citibank	700,000 EUR	$739,032	$(5,475)
5/23/2017	Citibank	90,000 GBP	$113,087	$1,185
5/23/2017	Citibank	$400,000	44,991,724 JPY	$1,946
5/23/2017	Credit Agricole	$185,000	240,039 CAD	$(4,142)
5/23/2017	Credit Agricole	$125,000	2,568,688 MXN	$1,324
5/23/2017	Goldman Sachs	650,000 AUD	$490,425	$(6,997)
5/23/2017	JPMorgan	125,000 EUR	2,766,925 MXN	$3,125
5/23/2017	JPMorgan	200,000 GBP	$251,015	$2,343
5/23/2017	JPMorgan	200,000 NZD	$142,457	$(1,237)
5/23/2017	JPMorgan	$370,000	41,345,860 JPY	$(625)
5/23/2017	JPMorgan	$250,000	3,252,130 ZAR	$(5,764)
5/23/2017	JPMorgan	$185,000	241,637 CAD	$(2,939)
5/23/2017	JPMorgan	$130,000	1,154,686 SEK	$(1,541)
5/23/2017	JPMorgan	$125,000	1,111,394 SEK	$(1,357)
5/23/2017	JPMorgan	$125,000	1,110,275 SEK	$(1,481)
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$(17,063)
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $221,664 and $200,374, respectively. This is based on amounts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Depreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net.”
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At February 28, 2017, these restricted securities amounted to $367,567, which represented 2.8% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At February 28, 2017, these liquid restricted securities amounted to $367,567, which represented 2.8% of total net assets.
3	Affiliated holding.

Transactions involving the affiliated holding during the period ended February 28, 2017, were as follows:
Emerging Markets Core Fund
Balance of Shares Held 11/30/2016	593,402
Purchases/Additions	71,806
Sales/Reductions	(88,572)
Balance of Shares Held 2/28/2017	576,636
Value	$5,818,261
Dividend Income	$133,985
4	At February 28, 2017, the cost of investments for federal tax purposes was $13,269,959. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from: (a) the translation from foreign currencies to U.S. dollars of assets and liabilities other than investments in securities; (b) futures contracts; and (c) outstanding foreign currency commitments was $445,130. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $102,719 and net unrealized depreciation from investments for those securities having an excess of cost over value of $547,849.
5	Assets, other than investments in securities, less liabilities.
6	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at February 28, 2017.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including, but not limited to, industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of February 28, 2017, in valuing the Fund's assets carried at fair value.
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Bonds	$—	$6,508,160	$—	$6,508,160
Purchased Put Options	—	2,408	—	2,408
Repurchase Agreement	—	496,000	—	496,000
Investment Company[1]	—	—	—	5,818,261
TOTAL SECURITIES	$—	$7,006,568	$—	$12,824,829
Other Financial Instruments:[2]
Assets	$230	$39,779	$—	$40,009
Liabilities	—	(56,842)	—	(56,842)
OTHER FINANCIAL INSTRUMENTS	$230	$(17,063)	$—	$(16,833)
1	As permitted by the U.S. generally accepted accounting principles, Investment Companies valued at $5,818,261 are measured at fair value using the net assets value (NAV) per share practical expedient and have not been categorized in the chart above but are included in the Total column. The amount included herein is intended to permit reconciliation of the fair value classifications to the amounts presented on the Statement of Assets and Liabilities. The price of shares redeemed in Emerging Markets Core Fund is the next determined NAV after receipt of a shareholder redemption request.
2	Other financial instruments include futures contracts and foreign exchange contracts.

The following acronyms are used throughout this portfolio:
AUD	—Australian Dollar
CAD	—Canadian Dollar
EUR	—Euro
GBP	—Great Britain Pound
JPY	—Japanese Yen
MXN	—Mexican Peso
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
SEK	—Swedish Krona
USD	—United States Dollar
ZAR	—South African Rand

Federated Managed Volatility Strategy Portfolio
Portfolio of Investments
February 28, 2017 (unaudited)
Shares or Contracts		Value
	EXCHANGE-TRADED FUND—1.6%
309	iShares iBoxx $ Investment Grade Corporate Bond Fund (IDENTIFIED COST $37,890)	$36,641
	PURCHASED CALL OPTION—0.2%
106	CBOE SPX Volatility Index Strike Price $18.00; Expiration Date: 3/22/2017 (IDENTIFIED COST $6,886)	4,240
	PURCHASED PUT OPTIONS—0.8%
27	SPDR S&P 500 ETF Trust Strike Price $236.00; Expiration Date: 3/1/2017	1,026
10	SPDR S&P 500 ETF Trust Strike Price $225.00; Expiration Date: 9/15/2017	6,350
14	SPDR S&P 500 ETF Trust Strike Price $220.00; Expiration Date: 12/15/2017	10,320
	TOTAL PURCHASED PUT OPTIONS (IDENTIFIED COST $17,696)	17,696
	INVESTMENT COMPANIES—93.3%[1]
73,381	Emerging Markets Core Fund	740,418
149,603	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 0.87%[2]	149,648
185,813	High Yield Bond Portfolio	1,196,633
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $2,006,438)	2,086,699
	TOTAL INVESTMENTS—95.9% (IDENTIFIED COST $2,068,910)[3]	2,145,276
	OTHER ASSETS AND LIABILITIES - NET—4.1%[4]	90,861
	TOTAL NET ASSETS—100%	$2,236,137
At February 28, 2017, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
5S&P 500 E-Mini Index Long Futures	24	$2,835,360	March 2017	$157,542
[5]United States Treasury Note 5-Year Short Futures	3	$353,109	June 2017	$(359)
[5]United States Treasury Note 10-Year Short Futures	2	$249,156	June 2017	$(841)
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$156,342
The average notional value of long and short futures contracts held by the Fund throughout the period was $2,721,690 and $270,084, respectively. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
At February 28, 2017, the Fund had the following outstanding written option contracts:
Security	Expiration Date	Exercise Price	Contracts	Value
5CBOE SPX Volatility Index (Call Option)	March 2017	$25.00	106	$(1,325)
5SPDR S&P 500 ETF Trust (Put-Option)	March 2017	$234.50	27	$(283)
5SPDR S&P 500 ETF Trust (Put-Option)	September 2017	$210.00	10	$(3,490)
5SPDR S&P 500 ETF Trust (Put-Option)	December 2017	$210.00	14	$(7,366)
(Premiums Received $13,799)				$(12,464)
The average market value of written options held by the Fund throughout the period was $(6,275). This is based on amounts held as of each month-end throughout the three-month fiscal period.
The average market value of purchased put and call options held by the Fund throughout the period was $9,162 and $3,593, respectively. This is based on amounts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Appreciation on Futures Contracts and Value of Written Option Contracts is included in “Other Assets and Liabilities—Net.”
1	Affiliated holdings.
1

Transactions involving affiliated holdings during the period ended February 28, 2017, were as follows:
	Emerging Markets Core Fund	Federated Institutional Prime Value Obligations Fund, Institutional Shares	High Yield Bond Portfolio	Total of Affiliated Transactions
Balance of Shares Held 11/30/2016	72,065	417,299	123,252	612,616
Purchases/Additions	1,316	334,838	62,561	398,715
Sales/Reductions	—	(602,534)	—	(602,534)
Balance of Shares Held 2/28/2017	73,381	149,603	185,813	408,797
Value	$740,418	$149,648	$1,196,633	$2,086,699
Dividend Income	$16,455	$226	$17,041	$33,722
2	7-day net yield.
3	At February 28, 2017, the cost of investments for federal tax purposes was $2,068,910. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from futures contracts and written option contracts was $76,366. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $80,261 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,895.
4	Assets, other than investments in securities, less liabilities.
5	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at February 28, 2017.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Global Investment Management Corp., Federated Investment Management Company and Federated Equity Management Company of Pennsylvania (collectively, the “Co-Advisers”) and certain of the Co-Adviser's affiliated investment companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Co-Advisers based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
2

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Co-Advisers determine that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Co-Advisers determine that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of February 28, 2017, all investments of the Fund excluding Emerging Markets Core Fund and High Yield Bond Portfolio utilized Level 1 inputs in valuing the Fund's assets carried at fair value. As permitted by U.S. generally accepted accounting principles, the Investment Companies valued at $1,937,051 are measured at fair value using the net asset value (NAV) per share practical expedient. The price of shares redeemed in these Investment Companies is the next determined NAV after receipt of a shareholder redemption request.
The following acronyms are used throughout this portfolio:
ETF	—Exchange-Traded Fund
SPDR	—Standard & Poor's Depositary Receipt
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Item 2.	Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Managed Pool Series

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date April 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date April 24, 2017

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date April 24, 2017